DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 9 – DERIVATIVE FINANCIAL INSTRUMENTS

Interest Rate Swaps:

2degrees enters into various interest rate swap agreements to fix its future interest payments under the New Zealand 2021 Senior Facilities Agreement. Under these agreements, 2degrees principally receives a variable amount based on the BKBM and pays a fixed amount based on fixed rates ranging from 2.290% to 4.610%. Settlement in cash occurs quarterly until termination and the variable interest rate is reset on the first day of each calendar quarter. These derivative instruments have not been designated for hedge accounting, thus changes in the fair value are recognized in earnings in the period incurred. The fair value of these contracts, included in Other non-current liabilities, was $1.8 million and $1.9 million as of December 31, 2018 and December 31, 2017, respectively. As of December 31, 2018, the total notional amount of these agreements was $167.5 million NZD ($112.4 million based on the exchange rate as of December 31, 2018). The agreements have effective dates from June 30, 2015 through June 30, 2020 and termination dates from June 28, 2019 to June 30, 2022. During the year ended December 31, 2018, interest rate swap agreements with a total notional amount of $35.0 million NZD ($23.5 million based on the exchange rate as of December 31, 2018) matured.

On April 5, 2011, the Company entered into a domestic interest rate swap originally designated as a cash flow hedge to fix future interest payments on the NZD-denominated credit under 2degrees’ then outstanding credit facility (the “Huawei Loan”) with Huawei Technologies (New Zealand) Company Limited (“Huawei”). In 2013, the Company discontinued hedge accounting and began to recognize all changes in the fair value of the interest rate swap in Other, net. The effective portion of the loss recorded in Accumulated other comprehensive income (loss) prior to the de-designation (see Note 14 - Accumulated Other Comprehensive Income) was amortized to Other, net over the remaining life of the interest rate swap agreement. In November 2014, the Company entered into a domestic interest rate swap agreement replacing the cross-currency swap mentioned below. In January 2017, the Company terminated its domestic interest rate swap agreements, and as such, the fair value of this contract was zero at December 31, 2017.

Summarized financial information for all of the aforementioned derivative financial instruments is shown below:

	Years Ended December 31,
	2018	2017	2016
Non-cash (loss)/gain from change in fair value recorded in Other, net	$(1,362)	$(1,503)	$(750)
(Loss)/gain reclassified from comprehensive income (loss) to Other, net	$—	$(118)	$(217)
Net cash settlement	$(1,371)	$(1,602)	$(1,836)

Under the terms of the interest rate swaps, we are exposed to credit risk in the event of non-performance by the other parties; however, we do not anticipate the non-performance of any of our counterparties. For instruments in a liability position, we are also required to consider our own risk of non-performance; the impact of such is not material. Further, our interest rate swaps do not contain credit rating triggers that could affect our liquidity.

Cross-Currency Swap:

On April 5, 2011, we entered into a cross-currency swap designated as a cash flow hedge to exchange USD-denominated debt under the Huawei Loan into NZD in order to fix our future principal payments in NZD, as well as mitigate the impact of foreign currency transaction gains or losses. In November 2014, we terminated the cross-currency swap and replaced the instrument with an interest rate swap (see “Interest Rate Swaps” above for details), the primary terms of which were unchanged. In 2013, the Company discontinued hedge accounting and began to recognize all changes in the fair value of the cross-currency swap in Other, net. The effective portion of the loss recorded in Accumulated other comprehensive income (loss) prior to de-designation was amortized to Other, net over the remaining life of the interest rate swap agreement. The amount reclassified from Accumulated other comprehensive income (loss) to Other, net was a loss of $0.5 million for the year ended December 31, 2016.

Forward Exchange Contracts:

At December 31, 2018, 2degrees had short-term forward exchange contracts to sell an aggregate of $33.1 million NZD and buy an aggregate of $23.0 million USD to manage exposure to fluctuations in foreign currency exchange rates. During the year ended December 31, 2018, short-term forward exchange contracts to sell an aggregate of $57.0 million NZD and $4.0 million USD and buy an aggregate of $5.8 million NZD and $40.5 million USD matured. These derivative instruments are not designated for hedge accounting, thus changes in the fair value are recognized in earnings in the period incurred. A foreign exchange gain (or loss) of $0.8 million, ($1.1) million and $1.6 million was recognized in Other, net during the years ended December 31, 2018, 2017 and 2016, respectively. The Company had assets, included in Prepaid expenses and other current assets, for estimated settlements under these forward exchange contracts of $0.7 million as of December 31, 2018. The estimated settlements under these forward exchange contracts were not material as of December 31, 2017.